Average Annual Total Returns	Prospectus #1 Calvert Responsible Municipal Income Fund Bloomberg Municipal Bond Index One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class A Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class C Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C Inception Date	Prospectus #1 Calvert Responsible Municipal Income Fund Class I One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class I Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class I Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class I Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class I Inception Date	Prospectus #2 Calvert Emerging Markets Focused Growth Fund MSCI Emerging Markets Index One Year	Prospectus #2 Calvert Emerging Markets Focused Growth Fund MSCI Emerging Markets Index Ten Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class A One Year	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class A Ten Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class A Inception Date	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class C One Year	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class C Ten Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class C Inception Date	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class I One Year	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class I Ten Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class I Inception Date	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class R6 One Year	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class R6 Ten Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class R6 Inception Date	Prospectus #3 Calvert Flexible Bond Fund Bloomberg US Universal Index One Year	Prospectus #3 Calvert Flexible Bond Fund Bloomberg US Universal Index Five Years	Prospectus #3 Calvert Flexible Bond Fund Bloomberg US Universal Index Ten Years	Prospectus #3 Calvert Flexible Bond Fund ICE BofA 3-Month U.S. Treasury Bill Index One Year	Prospectus #3 Calvert Flexible Bond Fund ICE BofA 3-Month U.S. Treasury Bill Index Five Years	Prospectus #3 Calvert Flexible Bond Fund ICE BofA 3-Month U.S. Treasury Bill Index Ten Years	Prospectus #3 Calvert Flexible Bond Fund Class A One Year	Prospectus #3 Calvert Flexible Bond Fund Class A Five Years	Prospectus #3 Calvert Flexible Bond Fund Class A Ten Years	Prospectus #3 Calvert Flexible Bond Fund Class A Inception Date	Prospectus #3 Calvert Flexible Bond Fund Class A After Taxes on Distributions One Year	Prospectus #3 Calvert Flexible Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Calvert Flexible Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Calvert Flexible Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Calvert Flexible Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Calvert Flexible Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Calvert Flexible Bond Fund Class C One Year	Prospectus #3 Calvert Flexible Bond Fund Class C Five Years	Prospectus #3 Calvert Flexible Bond Fund Class C Ten Years	Prospectus #3 Calvert Flexible Bond Fund Class C Inception Date	Prospectus #3 Calvert Flexible Bond Fund Class I One Year	Prospectus #3 Calvert Flexible Bond Fund Class I Five Years	Prospectus #3 Calvert Flexible Bond Fund Class I Ten Years	Prospectus #3 Calvert Flexible Bond Fund Class I Inception Date	Prospectus #3 Calvert Flexible Bond Fund Class R6 One Year	Prospectus #3 Calvert Flexible Bond Fund Class R6 Five Years	Prospectus #3 Calvert Flexible Bond Fund Class R6 Ten Years	Prospectus #3 Calvert Flexible Bond Fund Class R6 Inception Date	Prospectus #4 Calvert Small/Mid-Cap Fund Russell 3000® Index One Year	Prospectus #4 Calvert Small/Mid-Cap Fund Russell 3000® Index Five Years	Prospectus #4 Calvert Small/Mid-Cap Fund Russell 3000® Index Ten Years	Prospectus #4 Calvert Small/Mid-Cap Fund Russell 2500TM Index One Year	Prospectus #4 Calvert Small/Mid-Cap Fund Russell 2500TM Index Five Years	Prospectus #4 Calvert Small/Mid-Cap Fund Russell 2500TM Index Ten Years	Prospectus #4 Calvert Small/Mid-Cap Fund Class A One Year	Prospectus #4 Calvert Small/Mid-Cap Fund Class A Five Years	Prospectus #4 Calvert Small/Mid-Cap Fund Class A Ten Years	Prospectus #4 Calvert Small/Mid-Cap Fund Class A After Taxes on Distributions One Year	Prospectus #4 Calvert Small/Mid-Cap Fund Class A After Taxes on Distributions Five Years	Prospectus #4 Calvert Small/Mid-Cap Fund Class A After Taxes on Distributions Ten Years	Prospectus #4 Calvert Small/Mid-Cap Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #4 Calvert Small/Mid-Cap Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #4 Calvert Small/Mid-Cap Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #4 Calvert Small/Mid-Cap Fund Class C One Year	Prospectus #4 Calvert Small/Mid-Cap Fund Class C Five Years	Prospectus #4 Calvert Small/Mid-Cap Fund Class C Ten Years	Prospectus #4 Calvert Small/Mid-Cap Fund Class I One Year	Prospectus #4 Calvert Small/Mid-Cap Fund Class I Five Years	Prospectus #4 Calvert Small/Mid-Cap Fund Class I Ten Years
Total	1.05%	0.99%	2.25%	5.94%	(1.66%)	(0.08%)	1.44%	4.78%	(2.86%)	(0.36%)	1.29%	3.36%	(0.99%)	0.11%	1.47%	3.38%	(0.10%)	(0.17%)	none	1.29%	Jul. 15, 2015	1.91%	0.84%	2.06%	4.93%	Jul. 15, 2015	7.50%	10.29%	(4.79%)	4.37%	May 31, 2023	(4.73%)	4.41%	(1.65%)	3.84%	(1.22%)	7.17%	May 31, 2023	0.73%	8.21%	May 31, 2023	0.73%	8.21%	May 31, 2023	2.04%	0.06%	1.73%	5.25%	2.46%	1.77%	2.77%	2.88%	3.21%	Sep. 30, 2014	0.60%	1.19%	1.68%	1.61%	1.50%	1.80%	4.46%	2.79%	2.94%	Sep. 30, 2014	6.53%	3.82%	3.87%	Sep. 30, 2014	6.61%	3.93%	3.92%	May 01, 2019	23.81%	13.85%	12.53%	12.00%	8.76%	8.84%	4.45%	5.66%	7.56%	2.85%	4.37%	6.00%	3.88%	4.39%	5.80%	8.41%	6.01%	7.33%	10.48%	7.07%	8.41%